RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using general approach - Other accounts receivable and contract assets for corporate customers (Details) - COP ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 259,515,428	$ 245,105,338
Trade receivables / other accounts receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	11,702,301	9,300,643
Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,084,032	798,824
Investment grade | Trade receivables / other accounts receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,719,510	2,971,500
Investment grade | Trade receivables / other accounts receivable | 12-month ECL
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,719,510	2,971,500
Investment grade | Sovereign | Trade receivables / other accounts receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,328,028	2,631,235
Investment grade | Sovereign | Trade receivables / other accounts receivable | 12-month ECL
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,328,028	2,631,235
Investment grade | Financial Entities | Trade receivables / other accounts receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	391,482	340,265
Investment grade | Financial Entities | Trade receivables / other accounts receivable | 12-month ECL
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	391,482	340,265
Investment grade | Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	734,959	755,218
Speculative grade | Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	21,037	9,926
Without grade or not available | Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 328,036	$ 33,680